Leases (Tables)	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Schedule of total lease costs
	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2022
Finance lease cost
Amortization of right-of-use assets	$91	$273
Interest on lease liabilities	169	520
Total finance lease cost	260	793

Operating lease cost	434	1,966
Variable lease cost	24	425
Total lease cost	$718	$3,184

Schedule of future lease payments
Fiscal year	Operating Leases	Finance Leases
2022	$1,289	$643
2023	5,259	2,166
2024	5,482	1,757
2025	5,243	1,792
2026	5,197	1,828
Thereafter	12,173	1,864
Total	34,643	10,050
Less: Imputed Interest	13,516	1,326
Present value of net lease payments	21,127	8,724

Lease liability, current portion	$2,487	$1,807
Lease liability, net of current portion	18,640	6,917
Total lease liability	$21,127	$8,724

Schedule of supplemental information and non-cash activities related to operating and finance lease
Nine Months Ended September 30, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$1,966
Operating cash flows from finance leases	520
Financing cash flows from finance leases	1,410
3,896
Lease liabilities arising from new right-of-use assets
Operating leases	11,906

As of September 30, 2022
Weighted average remaining lease term (in years)
Operating leases	6.2
Finance leases	5

Weighted average discount rate
Operating leases	15.6%
Finance leases	5.7%

Schedule of minimum aggregate future obligations under non-cancelable operating leases
Year ended December 31,
2022	$2,384
2023	2,695
2024	2,775
2025	2,859
2026	2,944
Thereafter	991
$14,648

Schedule of minimum aggregate future minimum lease payments under capital leases
Year ended December 31,
2022	$2,574
2023	2,166
2024	1,757
2025	1,792
2026	1,840
Thereafter	1,864
$11,993